Investment Strategy	Aug. 03, 2026
VegaShares AI Thermal, Cooling & Power Management ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Thermal, Cooling & Power Management Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the advanced cooling, power delivery, and thermal management systems required to operate high-density artificial intelligence (“AI”) data centers (“AI power and thermal companies”). AI power and thermal companies focus on providing the critical physical infrastructure needed to sustain energy-intensive machine learning workloads without overheating or power interruptions, spanning sectors like grid interconnection, backup power generation, rack-level distribution and advanced liquid or immersion cooling.

AI power and thermal companies are primarily focused on products designed for and critical to high density AI data centers which require specialized power- and heat-reduction equipment unique to AI data center applications. AI power and thermal companies are distinguishable from conventional cooling and power products companies whose products are designed for general computing, consumer electronics or enterprise IT equipment purposes. The Index’s thematic focus on high density AI data centers and its thematic-related revenue constituent eligibility requirements (as described below) are designed to isolate and differentiate AI power and thermal companies from those offering conventional, general purpose cooling and power products.

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI power and thermal companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI power and thermal companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI power and thermal company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI thermal, cooling and power management ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI thermal, cooling and power related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI thermal, cooling and power related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI power and thermal companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI power and thermal companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI power and thermal companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI power and thermal companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI power and thermal companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the technology hardware, storage and peripherals industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Thermal, Cooling & Power Management Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive their revenues from the advanced cooling, power delivery, and thermal management systems required to operate high-density AI data centers. The Index focuses on companies that supply the specialized hardware, cooling systems, and energy management solutions necessary to support ultra-dense AI compute workloads. The Index’s initial universe consists of global publicly listed equity securities from companies involved in:

●	Power Semiconductors & Fab Equipment: This includes companies involved in the development and manufacturing of silicon, Silicon Carbide, and Gallium Nitride power discretes, management ICs (i.e., specialized chips that control power levels in electronic devices), epitaxy, and substrates. This segment also includes specialized compound semiconductor fabrication, packaging, and test equipment used to build high-efficiency power devices.

●	Power Conversion & Distribution Systems: This includes companies providing the electrical step-down, distribution, and backup architectures that route power from the grid down to individual server processors. This encompasses highly efficient AI server Power Supply Units, Voltage Regulator Modules for vertical power delivery, solid-state transformers, HVDC converters, rack-level power shelves, and uninterruptible power supplies.

●	Advanced Thermal Materials & Liquid Cooling: This includes companies supplying advanced mechanical and chemical cooling solutions designed to capture and dissipate heavy heat loads directly at the chip, rack, or facility level. This includes Thermal Interface Materials, heat sinks/vapor chambers, cold plates, liquid cooling pumps, manifolds, coolant distribution units, immersion cooling tanks, and engineered dielectric or water-glycol cooling fluids.

●	Integrated Systems, Software & Monitoring: This includes companies providing pre-engineered physical systems alongside intelligence and monitoring layers. This covers fully integrated liquid-cooled server and rack platforms, prefabricated modular power/cooling containers, data center infrastructure management software, leak detection monitors, and dedicated thermal or power testing devices.

Each of the thematic eligibility categories above are designed by the Index Provider to isolate and identify companies defined by their principal roles in distinct categories comprising the larger AI data center and accelerated computing ecosystems, and to filter out conventional, general purpose computing companies. For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 300 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 40% of their total revenue from the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning five (or more) of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 8 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 15% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 15%. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the first Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI power and thermal companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI power and thermal companies.
VegaShares AI Networking ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Networking Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from artificial intelligence (“AI”) networking infrastructure, including high-speed switching, optical connectively, interconnect, and network optimization techniques used in AI data centers and accelerated computing environments (“AI networking companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI networking companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI networking companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI networking company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI networking infrastructure ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI networking related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI networking related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI networking infrastructure companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI networking companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI networking companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI networking companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI networking companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors and Semiconductor Equipment, and Communications Equipment industries represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Networking Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive their revenues from AI networking infrastructure, including high-speed switching, optical connectivity, interconnect, and network optimization technologies. The Index focuses on the global ecosystem of companies enabling high-performance data transmission, switching, connectivity, and network optimization for AI data centers and accelerated computing environments. The Index’s initial universe consists of globally listed equity securities from companies in the AI networking infrastructure sector, including:

●	InfiniBand Switches & Adapters: This includes companies that design, manufacture, or supply InfiniBand switching equipment, host channel adapters, or related interconnect technologies for AI and high-performance computing clusters.

●	High-Speed Ethernet Switches: This includes companies providing high-speed Ethernet switching solutions, including data center switches and related networking equipment.

●	Optical Transceivers: This includes companies involved in the development or production of optical transceivers that convert electrical signals into optical signals, enabling high-speed data transmission within and between data centers.

●	Active Electrical & Optical Cables: This includes companies that manufacture or supply active electrical cables, active optical cables, or related high-speed cable assemblies used in AI data centers.

●	PCIe Retimers & Switches: This includes companies providing PCIe retimers, switches, controllers, or related semiconductor components that improve signal integrity, bandwidth, and connectivity between processors, GPUs, accelerators, and other data center hardware.

●	SmartNICs & DPUs: This includes companies developing Smart Network Interface Cards, Data Processing Units, or similar programmable networking devices that offload, accelerate, or manage data movement, security, storage, and networking functions in AI and cloud environments.

●	Fiber Optic Components: This includes companies that produce fiber optic components, modules, connectors, lasers, photonics components, or related optical hardware.

●	Copper Direct Attach Cables: This includes companies that manufacturing or supply copper direct attach cables and related short-reach interconnect products used for connectivity within data centers.

●	Network Topology Management Software: This includes companies providing software platforms or tools for network design, orchestration, monitoring, traffic optimization, routing, or topology management in AI clusters, cloud data centers, and high-performance computing networks.

●	Optical Network Test & Measurement: This includes companies offering test, measurement, monitoring, or validation equipment and software used to evaluate optical network performance, signal quality, bandwidth, latency, and reliability.

●	Co-Packaged Optics Systems: This includes companies developing co-packaged optics technologies that integrate optical connectivity closer to switching or processing chips.

●	Data Center Interconnect & Coherent Optics: This includes companies providing data center interconnect, coherent optical, or long-reach optical networking technologies that enable high-capacity data transmission.

Each of the thematic eligibility categories above are designed by the Index Provider to isolate and identify companies defined by their principal roles in distinct categories comprising the larger AI data center and accelerated computing ecosystems, and to filter out conventional, general purpose computing companies. For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 300 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their revenue from the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 100 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the first Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI networking companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI networking companies.
VegaShares AI Rack Hardware ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Rack Hardware Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the development, manufacture, integration, or provision of rack-scale hardware, power, cooling, enclosure, and related infrastructure solutions used in artificial intelligence (“AI”) data centers and accelerated computing environments (“AI rack hardware companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI rack hardware companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI rack hardware companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI rack hardware company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI rack hardware ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI rack hardware related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI rack hardware related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI rack hardware companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI rack hardware companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI rack hardware companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI rack hardware companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI rack hardware companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the technology, hardware and equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Rack Hardware Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive their revenues from the development, manufacture, integration, or provision of rack-scale hardware, power, cooling, enclosure, and related infrastructure solutions used in AI data centers and accelerated computing environments. The Index’s initial universe consists of global publicly listed equity securities from companies that demonstrate significant thematic exposure to the AI rack hardware infrastructure sector, including the following:

●	GPU Server Platforms: This includes companies that design, manufacture, or supply GPU-based server platforms optimized for AI training, inference, high-performance computing, and accelerated data workloads.

●	Rack-Mount AI Servers: This includes companies providing rack-mount server systems configured for AI and accelerated computing environments.

●	Rack Power Distribution Units: This includes companies that manufacture or supply rack-level power distribution units, intelligent PDUs, busways, or related equipment used within AI data center racks.

●	Rack Integration Services: This includes companies providing rack-scale design, assembly, integration, testing, deployment, or systems integration services for AI server racks and related data center infrastructure.

●	Server Power Supplies: This includes companies producing server power supplies, power conversion systems, voltage regulation components, or related power electronics used in AI servers and high-density computing infrastructure.

●	In-Rack Liquid Cooling: This includes companies developing or supplying liquid cooling systems deployed within or directly adjacent to server racks.

●	Rack Enclosures & Cabinets: This includes companies that manufacture rack enclosures, cabinets, frames, or related physical infrastructure used to house, protect, and organize AI servers and related equipment and systems.

●	Rack-Level Air Cooling: This includes companies providing rack-level air cooling systems, airflow management products, fans, heat exchangers, or related thermal solutions used to support high-density AI computing environments.

●	Cable Management & Backplanes: This includes companies producing cable management systems, backplanes, connectors, harnesses, and related infrastructure used to organize and support data and power transmission within AI server racks.

●	Immersion & Tank-Level Cooling: This includes companies developing or supplying immersion cooling systems, tanks, dielectric fluids, or related equipment that cool AI servers.

Each of the thematic eligibility categories above are designed by the Index Provider to isolate and identify companies defined by their principal roles in distinct categories comprising the larger AI data center and accelerated computing ecosystems, and to filter out conventional, general purpose computing companies. For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 300 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their total revenue from the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 100 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the first Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI rack hardware companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI rack hardware companies.
VegaShares AI Fab Equipment ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Fab Equipment Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from supplying the critical manufacturing equipment used within semiconductor fabrication (or “fab”) facilities to physically build advanced artificial intelligence (“AI”) chips (“AI fab equipment companies”). These companies focus on providing highly specialized machinery, automation, and testing tools required to physically build advanced AI chops rather than operating the fabs themselves, spanning sectors like lithography, deposition, process control and advanced packaging equipment.

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI fab equipment companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI fab equipment companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI fab equipment company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI fab equipment ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI fab equipment related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI fab equipment related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI fab equipment companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI fab equipment companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI fab equipment companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI fab equipment companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI fab equipment companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors and semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Fab Equipment Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that generate significant revenue from supplying the critical manufacturing equipment used within semiconductor fabrication (or “fab”) facilities. The Index’s universe focuses on the equipment supply chain, targeting companies that design, manufacture, and provide the highly specialized capital equipment and automation tools required by semiconductor foundries to produce AI-optimized chips. The Index’s initial universe consists of globally listed equity securities from companies involved in:

●	Lithography & Patterning: This includes companies providing equipment that uses extremely precise light sources (such as EUV or DUV) to transfer complex, nanoscale circuit patterns onto silicon wafers.

●	Deposition & Etch: This includes companies supplying the heavy machinery used to meticulously add or remove ultra-thin layers of conductive and insulating materials on the wafer, physically shaping the 3D structures of advanced semiconductor notes.

●	Process Control, Metrology & Ion Implementation: This includes companies offering advanced tools for inspecting, measuring, and verifying wafer quality at the atomic level, as well as equipment for implanting ions to alter the electrical properties of the silicon.

●	Wafer-Level Back-End: This includes suppliers of the specialized equipment used in the later stages of wafer processing, effectively preparing the fully patterned wafers for individual die separation and advanced packaging integration.

●	Die Bonding & Assembly: This includes companies providing the highly precise machinery required to attach individual semiconductor dies to substrates or to other dies.

●	Factory Automation & Wafer Handling: This includes companies focused on automated material handling systems, cleanroom robotics, and transport mechanisms that safely, rapidly, and efficiently move fragile silicon wafers between processing tools within the highly controlled fab environment.

●	Silicon Photonics & CPO Equipment: This includes providers of specialized manufacturing and testing equipment designed specifically to build and integrate silicon photonics and Co-Packaged Optics.

●	Test & Burn-In: This includes companies supplying the Automated Testing Equipment and thermal burn-in chambers necessary to rigorously stress-test and evaluate the performance, reliability, and electrical integrity of finished AI chips.

Each of the thematic eligibility categories above are designed by the Index Provider to isolate and identify companies defined by their principal roles in distinct categories comprising the larger AI data center and accelerated computing ecosystems, and to filter out conventional, general purpose computing companies. For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 300 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their revenue from the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 100 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the first Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI fab equipment companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI fab equipment companies.
VegaShares AI Compute ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Compute Global Index (the “Index”). The Index includes global publicly listed securities that generate significant revenue from the artificial intelligence (“AI”) hardware ecosystem, including specialized processors, high-density servers, and critical interconnect technologies (“AI compute companies”). AI compute companies focus on building the foundational compute infrastructure required to power intensive AI training and deployment workloads, spanning sectors like AI accelerators, custom silicon, compute-focused server systems, and edge AI hardware.

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI compute companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI compute companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI compute company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the paragraph below) or invest in a company that is entering into the AI compute ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI compute related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI compute related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI compute companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI compute companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI compute companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI compute companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI compute companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors and semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Compute Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of companies, listed on global stock exchanges, that derive their revenue from the AI hardware ecosystem, including specialized processors, high-density servers, and critical interconnect technologies. The Index’s initial universe consists of globally listed equity securities from companies involved in:

●	AI GPUs & Accelerators: This includes companies that design and manufacture Graphics Processing Units (“GPUs”) and other specialized hardware accelerators. These components are structurally optimized for the massive parallel processing required to handle large-scale AI model training and intensive machine learning workloads.

●	AI ASICs & Custom Silicon: This includes companies focused on developing Application-Specific Integrated Circuits (“ASICs”) and custom-designed chips specifically tailored for AI tasks.

●	AI CPU for Compute: This includes companies that produce high-performance Central Processing Units (“CPUs”) that are architecturally designed or heavily utilized to support complex AI processing. These CPUs often work in tandem with GPUs and accelerators to orchestrate data flow and manage high-performance computing environments.

●	AI Server Systems: This includes companies engaged in the manufacturing and provision of high-density server systems and infrastructure engineered explicitly to house and power intensive AI compute components.

●	AI Compute Interconnects: This includes companies that supply the critical high-bandwidth, low-latency communication technologies required within AI data centers.

●	Edge AI Compute: This includes companies that develop specialized hardware and processors designed to execute AI workloads locally at the “edge” of the network (e.g., in autonomous vehicles, industrial loT sensors, and mobile devices).

Each of the thematic eligibility categories above are designed by the Index Provider to isolate and identify companies defined by their principal roles in distinct categories comprising the larger AI data center and accelerated computing ecosystems, and to filter out conventional, general purpose computing companies. For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 300 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their revenue from the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 100 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the first Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI compute companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI compute companies.